Trade and other receivables - Trade receivables, accrued income and provision split by geography (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	£ 3,522	£ 3,266
Accrued income	863	849
Gross carrying amount
Disclosure of financial assets [line items]
Accrued income	886	869
Gross carrying amount | UK
Disclosure of financial assets [line items]
Accrued income	547	461
Gross carrying amount | US
Disclosure of financial assets [line items]
Accrued income	339	408
Trade and other receivables | Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	2,152	2,063
Trade and other receivables | Gross carrying amount | UK
Disclosure of financial assets [line items]
Trade receivables	227	227
Trade and other receivables | Gross carrying amount | US
Disclosure of financial assets [line items]
Trade receivables	1,925	1,836
Trade and other receivables | Accumulated impairment
Disclosure of financial assets [line items]
Trade receivables	(672)	(512)
Trade and other receivables | Accumulated impairment | UK
Disclosure of financial assets [line items]
Trade receivables	(23)	(40)
Trade and other receivables | Accumulated impairment | US
Disclosure of financial assets [line items]
Trade receivables	£ (649)	£ (472)